Current Assets – Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2021
Current Assets Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

	June 30, 2021	June 30, 2020
		Restated
	US$	US$
Cash at bank and in hand	15,538,510	2,077,089
Short-term deposits	102,654,667	40,573,769
Total cash and cash equivalents	118,193,177	42,650,858